Property and Equipment (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property and Equipment [Abstract]
Equipment	$ 776,927
Site development	401,462
Building	161,467
Leasehold improvements	46,728
Computer equipment	2,901	$ 2,901	$ 2,901
Construction in process	388,937
Property and Equipment, Gross	1,778,422	2,901
Less accumulated depreciation	(156,837)	(2,901)	(1,934)
Property and Equipment, Net	$ 1,621,585		$ 967